CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT AND COMPREHENSIVE INCOME (USD $)	Total USD ($)	Preferred shares	Accumulated Deficit USD ($)	Common shares	Additional Paid-in Capital USD ($)	Accumulated Other comprehensive Income USD ($)	Totals USD ($)
Balance at Dec. 31, 2007
Recapitalization in reverse acquisition					$ (624,200)		$ (624,200)
Issuance of stock for cash			76,032		529,190		605,222
Issuance of stock for cash (in shares)				76,031,699
Net loss			(400,564)				(400,564)
Balance at Dec. 31, 2008			(2,218,137)		1,911,235		(292,499)
Balance (in shares) at Dec. 31, 2008		0		14,403,074
Issuance of stock for cash			33,544		31,456		65,000
Issuance of stock for cash (in shares)				33,544,207
Net loss			(99,299)				(99,299)
Balance at Sep. 30, 2009			(2,618,701)		1,816,225		(712,041)
Balance (in shares) at Sep. 30, 2009				90,434,773
Recapitalization in reverse acquisition			554,500		(604,414)		(49,914)
Net loss			(360,590)				(360,590)
Balance at Dec. 31, 2009			(2,718,001)		1,847,681		(746,341)
Balance (in shares) at Dec. 31, 2009				123,978,980
Net loss	(360,590)		(7,894,159)				(7,894,159)
Balance at Sep. 30, 2010	$ (981,345)		$ (3,078,591)		$ 1,418,767	$ 94,442	$ (981,345)
Balance (in shares) at Sep. 30, 2010		1		678,478,980